Earnings per Unit and Cash Distributions - Schedule of Calculations of Basic and Diluted Earnings per Unit (Parenthetical) (Detail) - USD ($) $ in Thousands		9 Months Ended	12 Months Ended
		Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Unit Basic And Diluted [Line Items]
Cash distributions	[1]				$ 21,954
Net Income		$ (2,176)	$ (16,479)	$ (13,089)
IDR Holders [Member]
Earnings Per Unit Basic And Diluted [Line Items]
Net Income		20	2,100	600
KNOT [Member]
Earnings Per Unit Basic And Diluted [Line Items]
Cash distributions		$ 20	$ 2,100	$ 600

[1]	2013 refers to the Consolidated and Combined Carve-Out Statement of Cash Flows